Schedules of Investments ─ IQ Global Resources ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 89.4%
Australia - 7.8%
BHP Group Ltd.	13,911	$464,925
Evolution Mining Ltd.	16,856	61,172
Fortescue Metals Group Ltd.	7,361	123,064
GrainCorp Ltd., Class A	1,665	5,161
IGO Ltd.	7,693	37,894
Iluka Resources Ltd.	1,197	5,924
Inghams Group Ltd.	13,488	34,047
Mineral Resources Ltd.	528	13,916
New Hope Corp., Ltd.	18,988	19,595
Newcrest Mining Ltd.	8,186	157,771
Northern Star Resources Ltd.	8,773	86,494
OceanaGold Corp.*	8,454	14,890
OZ Minerals Ltd.	941	13,465
Perseus Mining Ltd.*	12,221	11,064
Regis Resources Ltd.	5,261	14,653
Rio Tinto PLC	3,655	280,515
Saracen Mineral Holdings Ltd.*	10,595	39,588
South32 Ltd.	14,586	28,425
St. Barbara Ltd.	7,214	12,232
Washington H Soul Pattinson & Co., Ltd.(a)	6,047	126,103
Whitehaven Coal Ltd.(a)	23,290	26,715
Woodside Petroleum Ltd.	2,261	42,449

Total Australia		1,620,062

Austria - 0.2%
OMV AG	729	30,768
voestalpine AG(a)	427	15,625

Total Austria		46,393

Belgium - 0.2%
Umicore SA	644	36,593

Brazil - 1.1%
Wheaton Precious Metals Corp.	4,129	169,756
Yara International ASA	1,325	62,045

Total Brazil		231,801

Burkina Faso - 0.1%
IAMGOLD Corp.*	5,238	17,796

Canada - 11.7%
Agnico Eagle Mines Ltd.	2,542	177,638
Alamos Gold, Inc., Class A	4,042	32,464
B2Gold Corp.	12,110	59,912
Barrick Gold Corp.	16,468	368,176
Canadian Natural Resources Ltd.	3,343	75,603
Enbridge, Inc.	3,874	130,281
First Majestic Silver Corp.*	2,262	40,850
Imperial Oil Ltd.(a)	2,156	41,063
Kinross Gold Corp.	14,015	97,972
Kirkland Lake Gold Ltd.	2,048	78,781
Labrador Iron Ore Royalty Corp.	176	4,388
Maple Leaf Foods, Inc.	3,725	72,870
Norbord, Inc.	3,221	139,334
Nutrien Ltd.	2,899	142,925
Osisko Gold Royalties Ltd.	1,543	17,261
Pan American Silver Corp.	2,576	83,423
Pembina Pipeline Corp.	1,575	41,500
Pretium Resources, Inc.*	2,063	22,286
Sandstorm Gold Ltd.*	1,844	11,909
SSR Mining, Inc.*	2,703	47,566
Suncor Energy, Inc.	3,959	66,291
TC Energy Corp.	1,647	70,666
Teck Resources Ltd., Class B	15,215	278,228
Torex Gold Resources, Inc.*	1,042	13,736
TransAlta Corp.	8,311	72,997
Wesdome Gold Mines Ltd.*	1,492	11,399
West Fraser Timber Co., Ltd.	2,367	151,827
Westshore Terminals Investment Corp.	1,573	19,714
Yamana Gold, Inc.	11,895	55,590

Total Canada		2,426,650

Chile - 0.3%
Antofagasta PLC	2,231	43,810
Lundin Mining Corp.	2,257	20,141

Total Chile		63,951

China - 8.6%
Ausnutria Dairy Corp., Ltd.*	53,262	86,825
China Coal Energy Co., Ltd., Class H	319,796	92,798
China Hongqiao Group Ltd.	24,136	21,323
China Molybdenum Co., Ltd., Class H	64,395	40,694
China Petroleum & Chemical Corp., Class H	177,562	84,958
China Shenhua Energy Co., Ltd., Class H	374,902	695,279
COFCO Joycome Foods Ltd.	115,590	41,890
Dali Foods Group Co., Ltd.	54,883	33,055
Guangdong Investment Ltd.	58,350	102,495
MMG Ltd.*	25,651	9,958
PetroChina Co., Ltd., Class H	286,016	86,684
Southern Energy Holdings Group Ltd.*(b)	53,183	4,664
Wilmar International Ltd.	33,656	133,650
Zhaojin Mining Industry Co., Ltd., Class H	33,699	36,551
Zijin Mining Group Co., Ltd., Class H	266,538	296,999

Total China		1,767,823

Egypt - 0.1%
Centamin PLC	11,232	17,691

Finland - 4.4%
Kemira OYJ	3,458	58,690
Neste OYJ	1,316	93,179
Stora Enso OYJ, Class R	15,933	290,355
UPM-Kymmene OYJ	10,281	368,341
Valmet OYJ	3,119	100,226

Total Finland		910,791

France - 2.6%
Suez SA	8,790	181,008
TOTAL SE(a)	4,114	174,409
Veolia Environnement SA	6,823	182,861

Total France		538,278

Germany - 0.2%
Aurubis AG	114	8,809
Suedzucker AG(a)	932	13,621
Uniper SE	645	22,646

Total Germany		45,076

Hong Kong - 0.0%(c)
Nissin Foods Co., Ltd.	4,620	3,956

Indonesia - 0.1%
First Pacific Co., Ltd.	27,711	8,577
First Resources Ltd.	8,960	10,465

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Indonesia (continued)
Golden Agri-Resources Ltd.	77,943	$10,631

Total Indonesia		29,673

Italy - 0.3%
Eni SpA	6,432	65,264

Ivory Coast - 0.1%
Endeavour Mining Corp.	1,218	25,896

Japan - 2.6%
Fuji Oil Holdings, Inc.(a)	349	10,201
Hoshizaki Corp.	748	66,159
Inpex Corp.	3,310	19,127
Itoham Yonekyu Holdings, Inc.	9,008	60,917
JFE Holdings, Inc.*	1,837	15,950
Kewpie Corp.	556	12,820
NH Foods Ltd.	3,624	155,074
Nichirei Corp.	508	14,751
Nippn Corp.	308	4,845
Nippon Steel Corp.*	2,708	31,220
Nisshin Oillio Group Ltd. (The)	130	3,787
Nisshin Seifun Group, Inc.	1,274	21,441
Prima Meat Packers Ltd.	1,483	46,319
Sumitomo Metal Mining Co., Ltd.	745	32,335
Toyo Suisan Kaisha Ltd.	354	17,447
UACJ Corp.	132	2,321
Yamazaki Baking Co., Ltd.(a)	748	13,753

Total Japan		528,467

Kazakhstan - 0.1%
KAZ Minerals PLC	1,275	12,693

Kyrgyzstan - 0.1%
Centerra Gold, Inc.	2,784	28,876

Luxembourg - 0.4%
ArcelorMittal SA*	3,382	74,131

Mexico - 0.4%
Fresnillo PLC	6,117	82,957

Netherlands - 1.4%
OCI NV*	1,235	25,642
Royal Dutch Shell PLC, Class B	14,779	258,187

Total Netherlands		283,829

New Zealand - 0.5%
Fletcher Building Ltd.*	22,315	100,033

Norway - 0.6%
Equinor ASA	5,877	106,402
Norsk Hydro ASA	6,028	26,867

Total Norway		133,269

Peru - 0.8%
Hochschild Mining PLC	7,025	22,187
Hudbay Minerals, Inc.	762	4,343
Nexa Resources SA(a)	624	5,385
Southern Copper Corp.(a)	2,065	137,137

Total Peru		169,052

Portugal - 0.3%
Galp Energia SGPS SA	1,471	14,804
Navigator Co. SA (The)*	16,075	48,316

Total Portugal		63,120

Russia - 0.7%
Evraz PLC	4,758	32,760
Polymetal International PLC	3,731	81,001
United Co. RUSAL International PJSC*	49,419	22,116

Total Russia		135,877

Singapore - 0.1%
Olam International Ltd.	16,358	19,599

South Africa - 0.6%
Anglo American PLC	3,655	121,160

Spain - 0.2%
Ebro Foods SA	603	13,157
Repsol SA	2,621	25,863

Total Spain		39,020

Sweden - 0.9%
AAK AB	1,123	22,047
Boliden AB	686	22,646
Holmen AB, B Shares	2,851	131,076

Total Sweden		175,769

Switzerland - 0.3%
Aryzta AG*	10,017	8,895
Bell Food Group AG	204	56,068

Total Switzerland		64,963

Turkey - 0.1%
Eldorado Gold Corp.*	2,050	23,028

United Kingdom - 2.7%
BP PLC	35,813	133,519
Cranswick PLC	1,588	74,447
Greggs PLC*	573	16,319
Hilton Food Group PLC	2,643	36,657
Severn Trent PLC	2,450	77,784
Spirax-Sarco Engineering PLC	721	109,701
Tate & Lyle PLC	2,190	20,714
United Utilities Group PLC	6,795	86,049

Total United Kingdom		555,190

United States - 38.6%
Alcoa Corp.*	934	16,812
American Water Works Co., Inc.	1,713	272,401
Andersons, Inc. (The)	138	3,174
Arch Resources, Inc.	545	26,116
Archer-Daniels-Midland Co.	2,519	125,975
Armstrong World Industries, Inc.	1,052	82,277
Baker Hughes Co.	1,472	29,573
Builders FirstSource, Inc.*	3,746	143,285
Bunge Ltd.	686	44,892
Campbell Soup Co.(a)	1,247	59,993
Carpenter Technology Corp.(a)	201	6,279
Cheniere Energy, Inc.*	574	36,351
Chevron Corp.	3,582	305,186
Cleveland-Cliffs, Inc.(a)	888	13,622
Coeur Mining, Inc.*	2,758	24,960
Commercial Metals Co.	308	6,065
Conagra Brands, Inc.	1,860	64,356

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
ConocoPhillips	3,197	$127,976
Diamondback Energy, Inc.(a)	556	31,520
Dover Corp.	1,617	188,364
Ecolab, Inc.	3,058	625,392
EOG Resources, Inc.	1,514	77,153
Essential Utilities, Inc.	2,136	98,897
Exxon Mobil Corp.	8,475	380,019
Flowers Foods, Inc.(a)	938	21,537
FMC Corp.	622	67,356
Freeport-McMoRan, Inc.*	4,786	128,791
Fresh Del Monte Produce, Inc.	201	4,918
General Mills, Inc.	2,377	138,104
Graco, Inc.	1,550	106,857
Halliburton Co.	3,203	56,469
Hecla Mining Co.(a)	6,682	38,021
Hess Corp.	760	41,025
Hormel Foods Corp.	15,594	730,735
IDEX Corp.	747	139,084
Ingredion, Inc.	311	23,471
International Paper Co.	8,092	407,109
J & J Snack Foods Corp.(a)	106	16,182
John Bean Technologies Corp.(a)	174	20,163
Kellogg Co.(a)	1,455	85,758
Kinder Morgan, Inc.	4,529	63,768
Louisiana-Pacific Corp.	3,222	122,468
Marathon Petroleum Corp.	1,925	83,083
Mosaic Co. (The)	2,519	65,393
Newmont Corp.	7,016	418,154
Nucor Corp.	774	37,717
Occidental Petroleum Corp.	3,735	74,924
ONEOK, Inc.	1,868	74,402
Peabody Energy Corp.*	4,037	15,462
Pentair PLC	2,040	111,098
Phillips 66	909	61,630
Pilgrim's Pride Corp.*	9,481	183,742
Pioneer Natural Resources Co.	428	51,745
Post Holdings, Inc.*	360	34,146
Reliance Steel & Aluminum Co.	175	20,314
Sanderson Farms, Inc.	725	98,738
Schlumberger NV	4,056	90,084
Seaboard Corp.	46	144,726
Simpson Manufacturing Co., Inc.	982	90,344
Steel Dynamics, Inc.	566	19,397
Tyson Foods, Inc., Class A	13,653	878,024
UFP Industries, Inc.	1,345	72,549
United States Steel Corp.(a)	483	8,578
Valero Energy Corp.	868	48,981
Warrior Met Coal, Inc.	1,763	40,584
Williams Cos., Inc. (The)	2,411	51,186
Xylem, Inc.	1,959	189,220

Total United States		7,966,675

Zambia - 0.2%
First Quantum Minerals Ltd.	2,250	37,516

Total Common Stocks
(Cost $17,288,458)		18,462,918

Investment Companies — 5.0%

U.S. Ultra Short Term Bond Fund — 5.0%
IQ Ultra Short Duration ETF†(d)
(Cost $1,035,603)	20,863	1,036,265

Short-Term Investments — 5.5%

Money Market Funds — 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(e)(f)	89,098	$89,098
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(e)	1,043,062	1,043,062
Total Short-Term Investments
(Cost $1,132,160)		1,132,160
Total Investments — 99.9%
(Cost $19,456,221)		20,631,343
Other Assets and Liabilities, Net — 0.1%		23,665
Net Assets — 100.0%		$20,655,008

		% of
Industry	Value	Net Assets
Energy	$3,273,402	15.8%
Livestock	2,701,079	13.1
Water	2,537,372	12.3
Industrial Metals	2,513,545	12.2
Timber	2,306,231	11.2
Precious Metals	2,292,780	11.1
Grains Food Fiber	1,424,918	6.9
Coal	1,413,591	6.8
Money Market Funds	1,132,160	5.5
Cash	1,036,265	5.0
Total Investments	$20,631,343	99.9%
Other Assets and Liabilities, Net	23,665	0.1
Net Assets	$20,655,008	100.0%

†	Affiliated Fund.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $801,047; total market value of collateral held by the Fund was $912,263. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $823,165.
(b)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(c)	Less than 0.05%.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $596,040.
(e)	Reflects the 1-day yield at January 31, 2021.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(g)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(h)
iShares MSCI EAFE ETF	Bank of America	1-Month LIBOR	3/31/2021	Monthly	$(1,030,327)	$–
iShares MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF	5/04/2021	Monthly	(1,030,327)	–
SPDR S&P 500 ETF Trust	Bank of America	1-Month LIBOR	3/31/2021	Monthly	(1,027,684)	–
SPDR S&P 500 ETF Trust	Morgan Stanley	1-Day FEDEF + 0.10%	5/04/2021	Monthly	(1,027,684)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $28 at January 31, 2021.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(h) Reflects the value at reset date of January 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate
LIBOR — London InterBank Offered Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(i)
Common Stocks	$18,458,254	$–	$4,664	(j)	$18,462,918
Investment Companies	1,036,265	–	–		1,036,265
Short-Term Investments:
Money Market Funds	1,132,160	–	–		1,132,160
Total Investments in Securities	20,626,679	–	4,664		20,631,343
Other Financial Instruments:(k)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$20,626,679	$–	$4,664		$20,631,343
Liability Valuation Inputs
Other Financial Instruments:(k)
Swap Contracts	$–	$–	$–		$–

(i)	For a complete listing of investments and their countries, see the Schedules of Investments.
(j)	The Level 3 security, valued at $4,664, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2021 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra Short Duration ETF	21,468	1,061,593	283,595	(315,209)	2,888	3,398	10,438	4,584	20,863	1,036,265